Non-current assets - intangibles (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of non-current assets - intangibles

	Consolidated
	2020	2019
	A$’000	A$’000

Patents and intellectual property - at cost	2,851	2,851
Less: Accumulated amortisation	(2,851)	(2,851)

	—	—

Licensing agreement - at acquired fair value	16,408	16,408
Less: Accumulated amortisation	(3,997)	(2,914)

	12,410	13,494
	12,410	13,494

Summary of reconciliations of intangibles
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

	Paxalisib licensing agreement A$’000	Total A$’000

Balance at 1 July 2018	14,579	14,579
Additions
Disposals
Amortisation expense	(1,084)	(1,084)

Balance at 30 June 2019	13,494	13,494

Amortisation expense	(1,084)	(1,084)

Balance at 30 June 2020	12,410	12,410